P E A R  T R E E    F U N D S

March 21, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:           Pear Tree Funds (the “Trust”)
           File Nos. (333-102055) and (811-03790)
           Post-Effective Amendment No. 51 [DUPLICATE]

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a DUPLICATE filing of the a post-effective amendment to the registration statement (“Amendment”) of the Trust.

This document is an exact duplicate of the one filed on March 19, 2013.  It is only being filed again in order to correct a technical error created by the software used to file the Amendment on March 19. This filing is meant to clarify that the 485(a) filing should apply to both Ordinary and Institutional Shares of this new Series of the Trust.

Please contact the undersigned at (781) 676-5967 with any questions or comments.

Very truly yours,

/s/ Kelly J. Lavari

Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.peartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC